RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]

7.           RELATED PARTY TRANSACTIONS

Professional fees

During 2018, the Company paid or accrued professional fees of $79,804 (2017 – $40,244) and capital stock issuance costs of $259,081 (2017 – $94,945), to Koffman Kalef LLP, a law firm of which the Company’s Corporate Secretary is a partner. At December 31, 2018, $105,375 (2017 – $103,195) was payable to Koffman Kalef LLP.

Key management compensation

The Company’s key management personnel have authority and responsibility for planning, directing, and controlling the activities of the Company and include the Company’s Chief Executive Officer (“CEO”), President, Chief Financial Officer (“CFO”) and Chief Operating Officer (“COO”). Key management personnel compensation is summarized as follows:

	2018	2017
Management fees (1)	$431,250	$258,750
Management remuneration(2)	612,880	129,745
Director fees	69,039	68,682
Share -based compensation (3)	2,471,541	2,314,719
	$3,584,710	$2,771,896

(1)

During 2018 and 2017, management fees were paid to a company controlled by the CEO. During 2017, management fees were paid to a company controlled by the former Executive Vice President of the Company.

(2)	During 2018, remuneration and short-term benefits were paid to the President, CFO, and COO. During 2017, remuneration and short-term benefits were paid to the CFO.
(3)	Share-based compensation is the fair value of the vested portion of stock options that have been granted to directors and officers of the Company.

Other transactions

During 2018, the Company:

  paid remuneration of $370,216 (2017 – $166,282) to two employees (2017 – one employee) providing technical services who are immediate family members of the CEO, of which $215,156 (2017 – $130,544) was recorded as exploration and evaluation expenditures (note 5) and $155,060 (2017 – $35,738) was expensed. The Company also recorded share-based compensation of $214,833 (2017 – $165,855) for the vested portion of stock options granted to these employees, of which $126,927 (2017 – $165,855) was recorded as exploration and evaluation expenditures (note 5) and $87,906 (2017 – $Nil) was expensed; and

  paid consulting fees of $Nil (2017 – $76,640) and recorded share-based compensation expense of $Nil (2017 – $33,719), for the vested portion of stock options granted, to a consultant (now one of the two employees noted above) providing technical services who is an immediate family member of the CEO. Amounts recognized to this consultant were recorded as exploration and evaluation expenditures (note 5); and

  the Company recorded a loan receivable of $40,499 from the President which bears an interest rate of 2% per annum and is due on December 31, 2019.

On October 1, 2015, the Company entered into an allocation of costs agreement with Goldsource Mines Inc. (“Goldsource”), a company related by common directors and officers, whereby the Company shares salaries, administrative services, and other expenses. During 2018, the Company allocated to Goldsource $138,541 (2017 – $176,174) for its share of these expenses, of which $79,105 (2017 – $61,104) was receivable from Goldsource at December 31, 2018.